Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 6,516	$ 6,042
Prepaid insurance and subscriptions	432	1,095
Other	1,252	899
Prepayments	$ 8,200	$ 8,036